Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Other Income [Line Items]
Interest income		$ 480	$ 753	$ 431
Government grants (note i)	[1]	301	464	1,016
Other income		708
Total		$ 1,489	$ 1,217	$ 1,447

[1]	Included in the government grants are amounts in thousands of Australian Dollar (“AUD”) AUD 1,353 (equivalent to approximately $908), AUD 635 (equivalent to approximately $408), and AUD 460 (equivalent to approximately $301), representing the unconditional subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the years ended December 31, 2022, 2023 and 2024 respectively. The remaining amounts represent government subsidies in relation to the research and development activities in the US and the PRC. All the government grants provide immediate financial support with no future related expenses or other obligations.